Quarterly Holdings Report
for
Fidelity® SAI Municipal Income Fund
March 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIM-NPRT1-0526
1.9887616.107
Municipal Securities - 92.4%
	Principal Amount (a)	Value ($)
Alabama - 7.3%
Education - 0.5%
Alabama St University Rev Series 2025, 5.5% 9/1/2045 (Assured Guaranty Inc Insured)	2,000,000	2,157,182
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	635,000	668,269
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,180,000	1,193,524
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,025,000	2,030,614
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	4,220,000	3,449,242
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	670,000	677,679
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	4,000,000	4,138,069
TOTAL EDUCATION		14,314,579
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	795,000	796,466
General Obligations - 6.8%
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	4,785,000	5,001,717
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	19,185,000	20,290,194
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	21,680,000	22,743,879
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	15,000,000	15,700,265
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,705,000	4,759,518
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	2,605,000	2,708,688
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	8,695,000	8,702,737
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	30,775,000	32,106,450
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	8,220,000	8,770,984
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	1,460,000	1,592,897
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	2,170,000	2,257,528
Jefferson County AL Gen. Oblig. 5% 4/1/2026	145,000	145,000
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	17,160,000	17,818,625
Mountain Brook Ala City Brd Edspl Tax Sch Wts Series 2021 A, 3% 3/1/2046	500,000	382,715
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	7,400,000	7,876,010
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,970,000	2,040,973
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	10,230,000	10,510,299
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	14,805,000	15,751,692
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	9,745,000	10,488,013
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	40,345,000	42,808,797
TOTAL GENERAL OBLIGATIONS		232,456,981
Health Care - 0.0%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	915,000	976,066
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	1,000,000	761,479
TOTAL HEALTH CARE		1,737,545
TOTAL ALABAMA		249,305,571
Alaska - 0.1%
General Obligations - 0.1%
Alaska Municipal Bond Bank Authority Series 2016, 5% 12/1/2029 (Alaska St Guaranteed) (c)	1,690,000	1,709,807
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	145,000	142,566
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	290,000	303,132
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2026	175,000	175,363
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2028	400,000	422,976
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2029	300,000	320,062
TOTAL HOUSING		1,364,099
TOTAL ALASKA		3,073,906
Arizona - 2.3%
Education - 0.0%
Arizona St Univ Revs Series 2021 C, 5% 7/1/2037	340,000	363,858
Arizona St Univ Revs Series 2021 C, 5% 7/1/2038	550,000	585,752
TOTAL EDUCATION		949,610
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,430,000	1,495,942
Salt River Proj AZ Agric & Pwr Series 2024 A, 5% 1/1/2038	2,000,000	2,235,936
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2042	3,970,000	4,343,018
TOTAL ELECTRIC UTILITIES		8,074,896
General Obligations - 0.5%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	1,460,000	1,351,074
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	990,000	955,738
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,089,947
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,395,000	1,570,186
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,300,000	1,448,071
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2039 (Assured Guaranty Inc Insured)	1,500,000	1,629,272
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,575,000	1,733,855
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	750,000	800,683
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	750,000	795,151
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	525,000	550,296
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	5,075,000	5,209,912
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	450,000	478,069
TOTAL GENERAL OBLIGATIONS		17,612,254
Health Care - 0.8%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.16% tender 1/1/2037 (b)(f)	140,000	137,599
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	4,525,000	3,499,823
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2029	410,000	434,287
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	15,000	15,023
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	20,000	18,291
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	3,615,000	3,055,928
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	4,875,000	3,281,001
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	295,000	251,161
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	1,260,000	940,800
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	745,000	547,165
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 3% 4/1/2051	16,380,000	11,278,654
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	1,905,000	1,649,091
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	480,000	402,144
TOTAL HEALTH CARE		25,510,967
Industrial Development - 0.8%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	17,910,000	18,195,124
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	4,930,000	4,987,283
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	2,080,000	2,103,689
TOTAL INDUSTRIAL DEVELOPMENT		25,286,096
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	190,000	195,183
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	125,000	128,760
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (c)	90,000	91,432
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (c)	65,000	65,952
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (c)	720,000	749,882
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (c)	55,000	56,086
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	175,000	179,563
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	205,000	209,727
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	125,000	127,724
TOTAL TRANSPORTATION		1,609,126
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	410,000	428,997
TOTAL ARIZONA		79,667,129
Arkansas - 0.5%
General Obligations - 0.4%
Bentonville Ark Sch Dist No 006 Series E, 2% 6/1/2040	2,685,000	1,888,399
Gravette School District No 20 2.25% 2/1/2041	455,000	335,855
Greenbrier AK Sch Dist No 47 Faulkner Cnty Series 2019, 3.125% 2/1/2043	1,595,000	1,369,873
Little Rock AR School Dist Series A, 3% 2/1/2045	9,495,000	7,507,927
Pea Ridge Ark Sch Dist No 109 2% 2/1/2041	230,000	158,123
Pea Ridge Ark Sch Dist No 109 2.125% 2/1/2046	385,000	235,253
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	1,560,000	942,552
TOTAL GENERAL OBLIGATIONS		12,437,982
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2034	250,000	256,366
Water & Sewer - 0.1%
Central Ark Wtr Rev Series 2020 C, 2% 10/1/2039	4,275,000	3,163,767
TOTAL ARKANSAS		15,858,115
California - 4.5%
Electric Utilities - 0.3%
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,435,000	1,455,822
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2032	7,055,000	7,797,707
TOTAL ELECTRIC UTILITIES		9,253,529
General Obligations - 2.1%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (g)	200,000	187,053
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	3,575,000	3,650,088
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	5,180,000	5,247,079
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	11,220,000	11,697,706
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	15,555,000	15,701,338
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	17,060,000	18,073,513
California St Pub Wks Brd Lse 5% 8/1/2031	190,000	210,834
California St Pub Wks Brd Lse 5% 8/1/2034	350,000	384,020
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (g)	90,000	76,195
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (g)	250,000	231,647
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (g)	255,000	221,364
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	10,000	10,192
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2037	495,000	552,908
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (g)	230,000	208,827
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	285,000	304,095
Poway CA Unified Sch Dist 0% 8/1/2032 (g)	300,000	245,688
Poway CA Unified Sch Dist 0% 8/1/2037 (g)	395,000	260,170
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	2,625,000	1,648,038
Poway CA Unified Sch Dist 0% 8/1/2039 (g)	1,410,000	843,001
Poway CA Unified Sch Dist 0% 8/1/2041 (g)	200,000	107,141
Poway CA Unified Sch Dist 0% 8/1/2046 (g)	60,000	23,697
San Diego CA Uni Sch Dist 0% 7/1/2034 (g)	180,000	137,681
San Diego CA Uni Sch Dist 0% 7/1/2047 (e)	440,000	365,545
San Marcos Unified School District 0% 8/1/2047 (g)	590,000	216,330
State of California Gen. Oblig. 4% 11/1/2037	575,000	588,734
State of California Gen. Oblig. 5% 3/1/2038	4,040,000	4,545,745
State of California Gen. Oblig. 5% 8/1/2031	2,365,000	2,629,293
State of California Gen. Oblig. 5.25% 12/1/2033	10,000	10,022
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	110,000	111,101
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	1,825,000	1,916,999
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	230,000	231,575
TOTAL GENERAL OBLIGATIONS		70,637,619
Housing - 0.1%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	1,769,950	1,742,381
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	2,654,457	2,672,945
TOTAL HOUSING		4,415,326
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	26,290,000	2,624,410
Transportation - 1.0%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (g)	1,350,000	376,929
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,000,000	975,086
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	1,000,000	870,706
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,108,223
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2031 (c)	1,330,000	1,405,309
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (c)	565,000	613,412
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2043 (Assured Guaranty Inc Insured) (c)	3,335,000	3,575,907
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2033 (c)	6,570,000	7,084,944
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2036 (c)	4,000,000	4,441,558
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2038 (c)	2,500,000	2,736,677
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2039 (c)	5,000,000	5,547,661
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2035 (Pre-refunded to 1/2/2029 at 100) (c)	360,000	381,250
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	920,000	921,698
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	930,000	950,202
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	1,245,000	1,300,682
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	835,000	887,230
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (c)	2,200,000	2,340,963
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (c)	1,840,000	1,911,695
TOTAL TRANSPORTATION		37,430,132
Water & Sewer - 0.9%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2026 (Ambac Assurance Corp Insured) (g)	10,445,000	10,356,297
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	8,860,000	9,384,452
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2031	1,875,000	2,048,308
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2032	2,085,000	2,304,496
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2033	4,430,000	4,937,227
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2034	1,200,000	1,345,653
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2035	1,170,000	1,315,397
San Diego County Water Authority 5% 5/1/2047	685,000	719,540
TOTAL WATER & SEWER		32,411,370
TOTAL CALIFORNIA		156,772,386
Colorado - 2.2%
Education - 0.2%
CO St Board Governors Univ Enterprise Sys Rev Series 2025 C, 5% 3/1/2036	6,200,000	6,961,030
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	260,000	258,518
TOTAL EDUCATION		7,219,548
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	125,000	127,228
General Obligations - 0.7%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2038	1,680,000	1,967,079
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2041	2,185,000	2,509,272
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	5,580,000	6,058,868
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5% 12/1/2035	400,000	449,919
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2036	500,000	566,507
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2037	450,000	505,171
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2039	1,075,000	1,193,649
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2040	1,000,000	1,104,182
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2042	1,100,000	1,212,154
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2043	500,000	546,588
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2045	450,000	485,566
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2049	4,500,000	4,728,726
Westminster Colo Pub Schs 5% 12/1/2049	1,500,000	1,557,352
TOTAL GENERAL OBLIGATIONS		22,885,033
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	700,000	728,592
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	4,185,000	4,517,079
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,960,000	4,508,028
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	1,250,000	954,231
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,240,000	1,067,980
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2038	1,250,000	1,154,781
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2039	1,720,000	1,578,007
TOTAL HEALTH CARE		14,508,698
Housing - 0.1%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	55,000	55,495
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	100,000	101,071
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	335,000	331,104
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	370,000	383,031
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,050,000	2,062,356
TOTAL HOUSING		2,933,057
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	492,788
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	1,030,000	1,092,793
Vauxmont Metropolitan District 5% 12/1/2033 (Assured Guaranty Inc Insured)	75,000	79,152
Vauxmont Metropolitan District 5% 12/15/2032 (Assured Guaranty Inc Insured)	47,000	47,981
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	525,000	526,003
TOTAL SPECIAL TAX		2,238,717
Transportation - 0.6%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (c)	175,000	177,368
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (c)	150,000	155,171
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (c)	9,260,000	8,577,133
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	3,220,000	3,324,860
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (c)	390,000	420,073
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (c)	260,000	286,362
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (c)	2,175,000	2,247,832
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	255,000	262,840
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (c)	505,000	519,267
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (c)	3,815,000	4,164,161
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2035 (c)	1,265,000	1,410,661
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2036	705,000	749,660
TOTAL TRANSPORTATION		22,295,388
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	770,000	815,001
Denver CO City & Cnty Brd Wtr 5% 9/15/2029	1,430,000	1,545,219
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,550,000	1,622,831
TOTAL WATER & SEWER		3,983,051
TOTAL COLORADO		76,190,720
Connecticut - 1.3%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	570,000	480,617
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	305,000	283,997
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	490,000	434,654
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,165,000	1,169,831
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	25,000	25,133
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	20,000	20,516
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	30,000	30,773
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	20,000	20,501
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	250,000	241,800
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	25,000	25,399
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	65,000	66,460
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	50,000	51,010
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	410,000	417,318
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	80,000	81,038
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	580,000	586,283
TOTAL EDUCATION		3,935,330
General Obligations - 0.3%
Connecticut St Gen. Oblig. 5% 9/15/2028	295,000	312,508
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	380,000	338,271
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	295,000	259,540
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2039	3,655,000	4,056,102
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	365,000	366,103
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	255,000	258,805
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	55,000	56,119
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Inc Insured)	2,470,000	2,675,643
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2036	1,500,000	1,565,889
TOTAL GENERAL OBLIGATIONS		9,888,980
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2026 (d)(h)	350,000	192,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (d)(h)	205,000	112,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(h)	420,000	231,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2041	1,750,000	1,847,631
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	390,000	381,156
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5.5% 7/1/2051	3,000,000	3,180,613
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,000,000	879,379
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	2,875,000	2,887,000
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	585,000	560,036
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	445,000	406,418
TOTAL HEALTH CARE		10,678,483
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	210,000	207,018
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	5,570,000	5,891,181
TOTAL HOUSING		6,098,199
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2036	535,000	551,614
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	4,675,000	5,277,844
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	5,965,000	6,458,834
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	425,000	429,144
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (d)	130,000	131,213
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (d)	295,000	297,922
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (d)	655,000	549,704
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (d)	405,000	426,007
TOTAL SPECIAL TAX		14,122,282
TOTAL CONNECTICUT		44,723,274
Delaware - 0.0%
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2019, 5% 2/1/2030	294,000	313,328
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2031	294,000	318,467
TOTAL DELAWARE		631,795
District Of Columbia - 0.3%
Education - 0.0%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) 5% 10/1/2048	2,100,000	2,064,731
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2027	380,000	384,908
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2028	380,000	397,296
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2029	505,000	538,453
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2027	1,285,000	1,312,129
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2029	1,070,000	1,140,881
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	3,115,000	3,382,809
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	2,500,000	2,700,113
TOTAL GENERAL OBLIGATIONS		9,856,589
TOTAL DISTRICT OF COLUMBIA		11,921,320
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	4,430,000	4,494,940
District Of Columbia,Virginia - 0.7%
Transportation - 0.7%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (c)	225,000	232,034
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	335,000	344,832
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	115,000	120,657
Metropolitan Wash DC Arpts Ath 5% 10/1/2030 (c)	415,000	426,331
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (c)	75,000	76,965
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (c)	115,000	117,877
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (c)	55,000	56,300
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (c)	125,000	127,606
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2030 (c)	6,335,000	6,830,675
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2031 (c)	4,845,000	5,279,847
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2040 (c)	895,000	982,445
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2045 (c)	5,000,000	5,411,667
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	210,000	221,023
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2032	265,000	278,416
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	1,290,000	916,562
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	3,010,000	2,572,976
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		23,996,213
Florida - 4.5%
Education - 0.4%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	220,000	231,656
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2039	1,045,000	1,129,910
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	1,435,000	1,471,401
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5% 6/1/2044 (d)	1,700,000	1,682,034
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2036	1,445,000	1,591,782
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2038	1,580,000	1,719,154
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2040	1,750,000	1,884,691
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5.25% 12/1/2054	3,550,000	3,658,081
TOTAL EDUCATION		13,368,709
General Obligations - 1.4%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	8,015,000	8,577,866
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	8,015,000	8,719,682
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	3,510,000	3,875,445
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	4,345,000	4,857,060
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	110,000	110,658
Broward County FL School District Series 2025, 5% 7/1/2029 (Assured Guaranty Inc Insured)	3,240,000	3,479,033
Broward County FL School District Series 2025, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,000,000	2,184,230
Broward County FL School District Series 2025, 5% 7/1/2034 (Assured Guaranty Inc Insured)	2,135,000	2,438,681
Broward County FL School District Series 2025, 5% 7/1/2036 (Assured Guaranty Inc Insured)	4,000,000	4,575,725
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	70,000	70,356
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2033 (Assured Guaranty Inc Insured)	2,750,000	3,089,262
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,355,000	1,483,458
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,535,000	1,671,999
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2032	2,590,000	2,892,923
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2029	255,000	255,000
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	315,000	315,000
TOTAL GENERAL OBLIGATIONS		48,596,378
Health Care - 0.8%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	1,230,000	1,110,478
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2050	1,320,000	1,322,194
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	710,000	494,235
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,620,000	3,147,160
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	580,000	420,090
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2028	1,280,000	1,286,171
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	1,450,000	1,598,552
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	5,725,000	4,943,315
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2031	200,000	214,676
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2033	350,000	373,929
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2036	370,000	388,740
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2038	400,000	415,842
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2040	400,000	412,018
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2042	500,000	511,636
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	10,390,000	9,074,062
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	115,000	118,453
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	75,000	77,289
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	215,000	219,735
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	55,000	55,013
TOTAL HEALTH CARE		26,183,588
Special Tax - 0.1%
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2037 (g)	3,000,000	1,936,237
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,067,705
Tampa FL Tax Alloc 0% 9/1/2035 (g)	1,575,000	1,094,968
Tampa FL Tax Alloc 0% 9/1/2037 (g)	235,000	147,753
Tampa FL Tax Alloc 0% 9/1/2049 (g)	765,000	235,657
TOTAL SPECIAL TAX		4,482,320
Transportation - 1.5%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (c)	150,000	150,274
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (c)	50,000	50,512
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (c)	50,000	51,496
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (c)	135,000	138,621
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (c)	35,000	35,899
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (c)	175,000	178,990
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (c)	65,000	66,393
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (c)	65,000	66,307
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (c)	75,000	76,399
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (c)	100,000	101,708
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (c)	115,000	116,797
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2029 (c)	1,120,000	1,191,796
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	705,000	706,677
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	1,630,000	1,810,971
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2036 (Assured Guaranty Inc Insured)	2,175,000	2,394,889
Greater Orlando Aviation Auth 5% 10/1/2031 (c)	435,000	446,398
Greater Orlando Aviation Auth 5% 10/1/2034 (c)	305,000	311,806
Greater Orlando Aviation Auth 5% 10/1/2037 (c)	315,000	320,337
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (c)	85,000	85,912
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (c)	50,000	51,526
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (c)	25,000	25,763
Lee Cnty FL Airport 5.25% 10/1/2043 (c)	3,250,000	3,501,690
Lee Cnty FL Airport 5.25% 10/1/2044 (c)	695,000	742,287
Lee Cnty FL Airport 5.25% 10/1/2045 (c)	2,250,000	2,396,024
Lee Cnty FL Airport 5.25% 10/1/2047 (c)	2,470,000	2,581,486
Lee Cnty FL Airport 5.5% 10/1/2056 (c)	4,460,000	4,668,820
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2039	490,000	480,400
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2029	75,000	75,830
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031	90,000	90,928
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031 (c)	70,000	70,100
Miami-Dade Cnty FL Aviat Rev 5.5% 10/1/2055 (c)	15,000,000	15,597,378
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	215,000	215,920
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	185,000	185,749
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 2.5% 7/1/2040 (Assured Guaranty Inc Insured)	1,150,000	870,994
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2050 (g)	5,175,000	1,344,644
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2051 (g)	2,600,000	634,131
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (c)	50,000	50,471
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (c)	55,000	55,527
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (c)	95,000	95,873
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (c)	65,000	65,574
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (c)	100,000	100,842
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (c)	215,000	216,712
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (c)	230,000	231,729
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (c)	240,000	241,686
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2033 (c)	3,305,000	3,640,838
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2034 (c)	3,175,000	3,512,562
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2041 (c)	550,000	591,926
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2042 (c)	1,340,000	1,433,897
TOTAL TRANSPORTATION		52,073,489
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	950,000	1,004,517
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2029	750,000	807,921
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	4,950,000	5,418,025
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2031	3,400,000	3,774,084
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	205,000	224,389
TOTAL WATER & SEWER		11,228,936
TOTAL FLORIDA		155,933,420
Georgia - 2.6%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	110,000	98,715
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2037	295,000	296,220
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2030	160,000	172,863
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	165,000	176,787
TOTAL EDUCATION		744,585
Electric Utilities - 0.2%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	1,700,000	1,701,792
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	930,000	572,674
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	3,465,000	3,509,673
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	325,000	328,815
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	190,000	190,833
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	295,000	293,591
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	180,000	179,140
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	210,000	206,079
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041 (Assured Guaranty Inc Insured)	150,000	146,663
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	155,000	166,015
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	295,000	314,260
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	175,000	186,426
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	260,000	276,106
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	180,000	191,150
TOTAL ELECTRIC UTILITIES		8,263,217
General Obligations - 1.6%
Georgia St Gen. Oblig. 5% 7/1/2033	1,025,000	1,149,989
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	1,390,000	1,403,977
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	16,725,000	16,919,820
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	6,860,000	7,177,911
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	8,745,000	9,352,098
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	5,470,000	5,523,772
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,790,000	1,867,605
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	5,550,000	5,834,908
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,465,000	2,617,235
TOTAL GENERAL OBLIGATIONS		51,847,315
Health Care - 0.1%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	500,000	526,240
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	2,845,000	2,110,583
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	115,000	98,982
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	730,000	678,006
TOTAL HEALTH CARE		3,413,811
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025E, 6.5% 12/1/2055	2,725,000	3,052,649
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (d)	1,290,000	1,296,807
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (d)	3,250,000	3,163,699
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (d)	5,630,000	5,565,217
TOTAL INDUSTRIAL DEVELOPMENT		10,025,723
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	3,485,000	3,693,498
Transportation - 0.2%
Atlanta GA Arpt Rev Series 2022B, 5% 7/1/2034 (c)	1,005,000	1,093,727
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2037 (c)	4,300,000	4,676,986
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	585,000	634,436
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2032	880,000	951,845
TOTAL TRANSPORTATION		7,356,994
Water & Sewer - 0.0%
LA Grange GA Wtr & Swr Rev 2% 1/1/2042	1,640,000	1,140,765
TOTAL GEORGIA		89,538,557
Hawaii - 0.3%
Housing - 0.1%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,130,000	3,141,311
Transportation - 0.2%
Hawaii St Arpts Sys Rev 5% 7/1/2044 (c)	4,850,000	5,041,728
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (c)	65,000	67,752
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (c)	75,000	78,034
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (c)	75,000	77,903
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (c)	75,000	77,783
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (c)	75,000	77,627
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	60,000	59,955
TOTAL TRANSPORTATION		5,480,782
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	1,680,000	1,689,248
TOTAL HAWAII		10,311,341
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	15,000	15,101
Illinois - 7.9%
Education - 0.1%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	210,000	218,353
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	60,000	60,760
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	45,000	45,491
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	60,000	60,474
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	50,000	50,022
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	50,000	50,466
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	50,000	50,443
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	145,000	129,736
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	45,000	44,572
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	50,000	48,047
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	330,000	340,577
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2039	750,000	778,234
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2033	400,000	448,124
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2034	450,000	498,820
Northern IL Univ Revs Series 2020 B, 5% 4/1/2034 (Build America Mutual Assurance Co Insured)	395,000	412,080
TOTAL EDUCATION		3,236,199
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	60,000	60,519
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	5,000	5,060
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	10,000	10,120
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	30,000	30,618
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	140,000	140,581
TOTAL ESCROWED/PRE-REFUNDED		246,898
General Obligations - 4.2%
Chicago IL Brd Ed 5% 12/1/2030	130,000	130,932
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	100,000	100,687
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	240,000	245,425
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	350,000	354,376
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	100,000	100,991
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	100,000	100,035
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	165,000	168,730
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	340,000	346,878
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	190,000	193,365
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	455,000	458,903
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	1,500,000	1,198,279
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	780,000	707,092
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	585,000	549,842
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	931,302
Chicago IL Brd Ed Series 2023A, 6% 12/1/2049	12,500,000	12,774,008
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	2,000,000	2,094,384
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	9,190,000	9,816,298
Chicago IL Brd Ed Series D, 5% 12/1/2031	150,000	150,897
Chicago IL Gen. Oblig. 5.25% 1/1/2037	1,950,000	2,006,369
Chicago IL Gen. Oblig. 5.25% 1/1/2038	2,290,000	2,343,850
Chicago IL Gen. Oblig. 5.5% 1/1/2040	2,250,000	2,320,515
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	245,000	242,177
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	870,000	896,220
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,605,000	1,663,339
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	1,530,000	1,585,033
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	260,000	266,730
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2032	3,555,000	3,706,795
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2034	5,000,000	5,198,601
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2041	5,795,000	6,035,322
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2043 (Build America Mutual Assurance Co Insured)	5,000,000	5,583,933
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2044	1,660,000	1,778,720
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	550,000	590,741
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	290,000	294,103
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	140,000	141,961
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	185,000	187,585
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	110,000	110,882
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	110,000	112,234
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	55,000	56,599
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	175,000	148,613
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	180,000	148,219
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	1,000,000	967,989
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	142,522
Illinois St Gen. Oblig. 5.25% 4/1/2044 (j)	6,645,000	7,010,598
Illinois St Gen. Oblig. 5.25% 4/1/2045 (j)	4,985,000	5,203,361
Illinois St Gen. Oblig. 5.25% 4/1/2046 (j)	4,985,000	5,157,395
Illinois St Gen. Oblig. 5.5% 4/1/2051 (j)	6,645,000	6,913,704
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	1,050,000	1,084,787
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	645,000	681,537
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	705,000	763,297
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	1,820,000	1,936,418
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	1,375,000	1,375,341
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	1,180,000	1,125,468
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	1,035,000	1,102,958
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,165,000	2,185,398
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,230,000	6,564,495
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2039	3,810,000	4,041,794
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,330,000	1,395,508
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	9,500,000	9,216,748
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	3,210,000	3,408,278
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	1,875,000	2,049,920
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,415,000	1,491,338
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	1,250,000	1,307,294
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	925,000	940,858
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	3,000,000	2,967,981
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	3,290,000	3,606,854
Peoria Ill Gen. Oblig. Series 2023 A, 4% 1/1/2039 (Assured Guaranty Inc Insured)	1,145,000	1,133,794
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	1,505,000	1,570,322
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (g)	265,000	260,775
TOTAL GENERAL OBLIGATIONS		141,447,697
Health Care - 0.7%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2028	475,000	497,346
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2029	970,000	1,030,953
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2030	1,150,000	1,237,628
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2031	1,825,000	1,985,247
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2032	1,350,000	1,481,254
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2039	1,360,000	1,489,355
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2040	615,000	670,297
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2041	1,660,000	1,807,706
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	2,785,000	2,262,569
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	310,000	314,859
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	320,000	324,510
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	85,000	85,339
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	115,000	115,458
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	1,585,000	1,451,012
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	65,000	65,139
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	145,000	145,329
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,794
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	150,000	151,904
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	105,000	106,155
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	4,100,000	3,084,484
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	465,000	359,540
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	1,045,000	731,997
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	2,955,000	1,986,218
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,760,000	1,465,156
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	2,780,000	2,992,971
TOTAL HEALTH CARE		25,847,220
Housing - 0.0%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	345,000	333,188
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	35,000	35,020
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	310,000	277,200
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	530,000	521,645
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	412,708	369,497
TOTAL HOUSING		1,536,550
Special Tax - 1.8%
Chicago Ill Tran Auth Sales Tax Rcpts Rev 4% 12/1/2049	6,000,000	5,179,345
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,295,000	2,474,284
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2041	6,000,000	6,402,167
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	2,880,000	3,068,346
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	2,845,000	3,115,730
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	2,385,000	2,633,314
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	3,445,000	3,821,320
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (g)	485,000	396,614
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (g)	65,000	41,977
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	2,445,000	1,578,996
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2039 (g)	515,000	283,058
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2040 (g)	430,000	223,558
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2041 (g)	1,225,000	605,952
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (g)	660,000	179,922
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	335,000	312,159
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	445,000	400,537
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	260,000	181,625
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (g)	3,150,000	1,454,618
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (g)	15,000,000	6,531,285
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (g)	1,540,000	630,317
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (g)	185,000	66,861
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	5,875,000	4,935,620
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	675,000	693,561
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (g)	5,000,000	1,058,369
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	165,000	167,258
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	20,000	20,608
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	35,000	35,824
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	20,000	20,380
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2033	2,235,000	2,455,132
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2035	1,255,000	1,363,725
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	9,830,000	10,676,545
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	500,000	536,380
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	500,000	531,397
TOTAL SPECIAL TAX		62,076,784
Transportation - 1.1%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (c)	150,000	152,412
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (c)	125,000	126,735
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	30,000	30,491
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (c)	135,000	136,596
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (c)	205,000	207,149
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (c)	150,000	151,440
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (c)	190,000	191,634
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (c)	100,000	100,760
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (c)	100,000	100,760
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (c)	20,000	20,314
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (c)	20,000	20,292
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2037 (c)	1,030,000	1,057,754
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2039 (c)	1,005,000	1,027,189
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2028 (c)	690,000	715,573
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2029 (c)	500,000	526,091
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2030 (c)	810,000	863,377
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2031 (c)	600,000	645,741
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.5% 1/1/2048 (c)	4,700,000	4,442,056
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2030 (c)	225,000	239,827
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2031 (c)	230,000	247,534
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	760,000	817,645
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2040 (c)	1,695,000	1,809,112
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (c)	2,565,000	2,740,845
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (c)	1,870,000	1,978,876
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	135,000	137,298
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2010, 4.8% tender 12/1/2043 (b)(c)(d)	8,000,000	8,053,950
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	355,000	355,602
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	335,000	354,198
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	880,000	927,657
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	2,975,000	3,078,068
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2043	4,670,000	4,897,733
TOTAL TRANSPORTATION		36,154,709
Water & Sewer - 0.0%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	170,000	172,952
TOTAL ILLINOIS		270,719,009
Indiana - 1.3%
Education - 0.1%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2032	1,005,000	1,063,995
Purdue University Series DD, 5% 7/1/2034	60,000	62,586
Purdue University Series DD, 5% 7/1/2035	120,000	124,940
Purdue University Series DD, 5% 7/1/2036	130,000	135,040
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	495,000	504,983
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	245,000	243,744
TOTAL EDUCATION		2,135,288
Electric Utilities - 0.2%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	90,000	90,000
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	140,000	140,000
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	8,025,000	8,154,639
TOTAL ELECTRIC UTILITIES		8,384,639
General Obligations - 0.2%
Eastern Howard Ind Third Millennium Sch Bldg Corp Series 2021, 3% 1/15/2041	905,000	765,420
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2038 (Indiana St Guaranteed)	1,000,000	1,099,919
Silver Creek Ind Sch Bldg Corp Series 2021, 3% 1/15/2042	1,600,000	1,292,898
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 3% 1/15/2041	1,250,000	1,063,239
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,985,000	2,185,993
TOTAL GENERAL OBLIGATIONS		6,407,469
Health Care - 0.3%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,065,000	2,669,002
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	6,725,000	7,435,942
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	65,000	65,599
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2027	30,000	30,276
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	75,000	75,625
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	70,000	70,553
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (d)	180,000	150,927
TOTAL HEALTH CARE		10,497,924
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	70,000	69,008
Special Tax - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	340,000	343,482
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2031	260,000	283,569
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2032	225,000	247,562
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2033	250,000	277,360
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2034	250,000	278,698
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2035	275,000	308,738
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2031	220,000	241,006
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2032	225,000	248,903
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2033	225,000	250,984
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2034	250,000	279,631
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2035	325,000	365,963
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2036	1,585,000	1,768,947
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2037	1,000,000	1,107,537
TOTAL SPECIAL TAX		6,002,380
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (c)	50,000	50,017
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (c)	50,000	50,000
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (c)	65,000	64,983
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (c)	140,000	138,942
TOTAL TRANSPORTATION		303,942
Water & Sewer - 0.3%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	515,000	543,836
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2040	1,000,000	1,104,603
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2041	1,750,000	1,918,153
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2042	2,400,000	2,614,878
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2043	1,500,000	1,624,254
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2044	2,000,000	2,148,950
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045	1,500,000	1,600,625
Lafayette Ind Sew Wks Rev 2% 7/1/2035 (Build America Mutual Assurance Co Insured)	570,000	462,638
TOTAL WATER & SEWER		12,017,937
TOTAL INDIANA		45,818,587
Iowa - 0.3%
Education - 0.2%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5.25% 10/1/2040	2,105,000	2,178,139
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (c)	1,560,000	1,563,012
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2029 (c)	310,000	326,787
TOTAL EDUCATION		4,067,938
Housing - 0.1%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	3,670,000	3,837,952
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2034	295,000	297,994
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2036	295,000	292,288
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2039	295,000	284,690
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2032	265,000	286,678
TOTAL TOBACCO BONDS		1,161,650
TOTAL IOWA		9,067,540
Kansas - 0.3%
Special Tax - 0.3%
Garden City KS Sales Tax Rev Series 2025, 4.25% 6/1/2033 (d)	400,000	396,562
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2031	7,260,000	8,072,605
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2032	2,075,000	2,336,375
TOTAL KANSAS		10,805,542
Kentucky - 1.7%
Education - 0.2%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) 5% 6/1/2039	6,010,000	6,214,675
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	9,375,000	9,430,895
General Obligations - 0.9%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2044 (Build America Mutual Assurance Co Insured)	11,110,000	11,955,302
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,015,000	3,160,695
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2029 (Morgan Stanley Guaranteed)	2,405,000	2,514,299
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2030 (Morgan Stanley Guaranteed)	2,400,000	2,520,142
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2031 (Morgan Stanley Guaranteed)	2,605,000	2,743,670
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	5,465,000	5,851,733
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	50,000	50,099
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	275,000	287,981
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	70,000	72,982
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	55,000	57,224
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	65,000	67,494
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	40,000	41,336
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	30,000	30,917
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2037	3,325,000	3,705,519
TOTAL GENERAL OBLIGATIONS		33,059,393
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	655,000	584,977
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	360,000	373,615
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	155,000	163,780
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	130,000	131,292
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,950,000	1,552,121
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	8,260,000	8,730,226
TOTAL HEALTH CARE		11,536,011
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	80,000	80,131
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	75,000	75,134
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	75,000	75,130
TOTAL TRANSPORTATION		230,395
TOTAL KENTUCKY		60,471,369
Louisiana - 0.3%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	100,000	101,526
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	70,000	71,009
TOTAL EDUCATION		172,535
Health Care - 0.2%
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/2049	6,440,000	5,620,738
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	475,000	512,402
Industrial Development - 0.0%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	1,470,000	1,474,390
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2027 (c)	25,000	25,380
New Orleans LA Aviation Board 5% 1/1/2027 (c)	20,000	20,304
New Orleans LA Aviation Board 5% 1/1/2028 (c)	35,000	35,393
New Orleans LA Aviation Board 5% 1/1/2028 (c)	10,000	10,112
New Orleans LA Aviation Board 5% 1/1/2031 (c)	30,000	30,350
New Orleans LA Aviation Board 5% 1/1/2032 (c)	20,000	20,223
New Orleans LA Aviation Board 5% 1/1/2033 (c)	50,000	50,525
New Orleans LA Aviation Board 5% 1/1/2033 (c)	35,000	35,367
New Orleans LA Aviation Board 5% 1/1/2034 (c)	1,905,000	2,076,699
New Orleans LA Aviation Board 5% 1/1/2034 (c)	60,000	60,589
New Orleans LA Aviation Board 5% 1/1/2034 (c)	10,000	10,098
New Orleans LA Aviation Board 5% 1/1/2035 (c)	20,000	20,186
New Orleans LA Aviation Board 5% 1/1/2036 (c)	45,000	45,384
New Orleans LA Aviation Board 5% 1/1/2037 (c)	295,000	297,328
New Orleans LA Aviation Board 5% 1/1/2037 (c)	80,000	80,631
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	1,095,000	1,172,455
TOTAL TRANSPORTATION		3,991,024
TOTAL LOUISIANA		11,771,089
Maine - 0.1%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	35,000	35,237
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	25,000	25,119
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	50,000	50,075
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	15,000	15,073
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	25,000	25,567
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	20,000	20,445
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	50,000	50,882
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	40,000	40,600
TOTAL EDUCATION		262,998
General Obligations - 0.1%
Brunswick ME 2.25% 11/1/2035	380,000	324,700
Lewiston ME Gen. Oblig. 1.5% 2/15/2034	1,435,000	1,150,700
Lewiston ME Gen. Oblig. 1.75% 2/15/2040	1,270,000	865,692
South Portland ME Gen. Oblig. 2.5% 7/15/2032	1,355,000	1,268,225
TOTAL GENERAL OBLIGATIONS		3,609,317
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	120,000	98,732
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	260,000	268,230
TOTAL MAINE		4,239,277
Maryland - 0.9%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	2,790,000	2,741,867
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	55,000	57,219
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	130,000	135,714
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	130,000	131,152
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	140,000	141,177
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	145,000	146,142
TOTAL EDUCATION		3,353,271
General Obligations - 0.3%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,710,000	1,580,652
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2028	1,240,000	1,300,891
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	1,935,000	1,988,636
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	455,000	461,949
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2027	720,000	745,628
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2028	1,055,000	1,115,516
State of Maryland 4% 8/1/2028	2,500,000	2,580,699
State of Maryland Gen. Oblig. 4% 3/1/2029	1,260,000	1,309,470
TOTAL GENERAL OBLIGATIONS		11,083,441
Health Care - 0.3%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2026	600,000	602,429
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	3,970,000	3,029,267
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,385,000	971,639
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,012,428
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	3,555,000	3,662,597
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	85,000	80,595
TOTAL HEALTH CARE		9,358,955
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	610,000	608,199
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	265,000	265,933
TOTAL HOUSING		874,132
Special Tax - 0.0%
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2033	1,000,000	1,038,185
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	260,000	243,267
TOTAL SPECIAL TAX		1,281,452
Transportation - 0.2%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	530,000	451,352
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (c)	1,175,000	1,191,993
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	65,000	67,354
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	100,000	102,611
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	1,940,000	1,937,707
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	1,590,000	1,566,859
TOTAL TRANSPORTATION		5,317,876
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	585,000	556,414
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	645,000	653,838
TOTAL WATER & SEWER		1,210,252
TOTAL MARYLAND		32,479,379
Massachusetts - 1.6%
Education - 0.2%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,595,000	1,663,082
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2038	2,500,000	2,725,459
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	930,000	624,408
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	700,000	594,699
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	930,000	802,778
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (c)	200,000	203,997
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	50,000	50,525
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	75,000	75,657
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	80,000	80,669
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	85,000	84,989
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	50,000	50,310
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	55,000	55,302
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	55,000	55,280
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	60,000	60,249
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	65,000	65,237
TOTAL EDUCATION		7,192,641
Electric Utilities - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.25% 10/1/2035	1,000,000	1,096,073
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2041	1,500,000	1,616,548
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2042	670,000	720,439
TOTAL ELECTRIC UTILITIES		3,433,060
General Obligations - 0.2%
Massachusetts St Gen. Oblig. 5% 1/1/2049	295,000	299,654
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	4,525,000	4,697,132
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	2,200,000	2,482,975
TOTAL GENERAL OBLIGATIONS		7,479,761
Health Care - 0.3%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (d)	9,720,000	9,444,602
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	795,000	796,698
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	50,000	43,679
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	215,000	221,782
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	85,000	85,324
TOTAL HEALTH CARE		10,592,085
Special Tax - 0.5%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (g)	2,230,000	1,812,937
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,100,000	1,208,534
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2037	1,500,000	1,560,053
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	10,000,000	10,266,269
TOTAL SPECIAL TAX		14,847,793
Transportation - 0.2%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (c)	435,000	435,933
Massachusetts St Port Auth Rev 5% 7/1/2041 (c)	2,040,000	2,123,517
Massachusetts St Port Auth Rev 5% 7/1/2046 (c)	390,000	396,866
Massachusetts St Port Auth Rev 5% 7/1/2051 (c)	2,645,000	2,654,288
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	105,000	105,589
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	55,000	55,296
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	80,000	80,350
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (c)	145,000	149,100
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2037 (c)	1,205,000	1,273,660
TOTAL TRANSPORTATION		7,274,599
Water & Sewer - 0.1%
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2038	1,200,000	1,327,224
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2039	1,210,000	1,331,360
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2041	1,000,000	1,088,933
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2043	1,000,000	1,077,025
TOTAL WATER & SEWER		4,824,542
TOTAL MASSACHUSETTS		55,644,481
Michigan - 1.5%
Education - 0.0%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2039	175,000	163,909
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2040	175,000	162,217
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2041	145,000	133,933
Oakland Univ Mich Rev Series 2019, 5% 3/1/2040	300,000	309,242
Oakland Univ Mich Rev Series 2019, 5% 3/1/2041	315,000	324,231
University MI Univ Revs Series 2020 A, 4% 4/1/2045	440,000	430,472
TOTAL EDUCATION		1,524,004
Electric Utilities - 0.5%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	3,560,000	3,557,013
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,040,894
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,099,134
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,097,106
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,900,000	2,073,115
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,325,000	1,432,059
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,500,000	1,611,398
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,750,000	1,865,842
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,750,000	1,854,778
TOTAL ELECTRIC UTILITIES		16,631,339
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	160,000	161,575
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2039	1,250,000	1,379,392
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2041	1,000,000	1,088,806
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2045	1,250,000	1,324,513
Portage MI Pub Schs 5% 11/1/2030	145,000	145,249
Portage MI Pub Schs 5% 11/1/2036	15,000	15,018
West Bloomfield Mich Sch Dist Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,196,239
TOTAL GENERAL OBLIGATIONS		5,310,792
Health Care - 0.0%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	605,000	420,431
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	815,000	584,977
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	70,000	72,233
TOTAL HEALTH CARE		1,077,641
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	800,000	798,431
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	1,280,000	867,322
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	4,335,000	3,398,008
TOTAL HOUSING		5,063,761
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	1,725,000	1,451,916
Transportation - 0.1%
Wayne Cnty MI Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	60,000	60,552
Wayne Cnty MI Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	60,000	60,452
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2029 (c)	30,000	30,811
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2030 (c)	35,000	35,900
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2031 (c)	40,000	40,982
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2032 (c)	30,000	30,695
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2037	20,000	20,404
Wayne Cnty MI Arpt Auth Rev Series 2018 B, 5% 12/1/2048 (c)	295,000	295,907
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2029 (c)	235,000	246,046
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.5% 12/1/2042 (c)	1,000,000	1,109,167
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.5% 12/1/2045 (c)	1,250,000	1,354,284
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2034	35,000	36,079
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2035	30,000	30,874
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2032 (c)	25,000	25,624
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2034 (c)	30,000	30,640
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2035 (c)	30,000	30,600
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2037 (c)	45,000	45,765
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2042 (c)	50,000	50,507
Wayne Cnty MI Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	75,000	75,798
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2031	20,000	20,593
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2032	20,000	20,564
TOTAL TRANSPORTATION		3,652,244
Water & Sewer - 0.6%
Great Lakes Sewer Auth MI Series 2025 B, 5% 7/1/2035	8,305,000	9,414,390
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023B, 5.25% 7/1/2053	2,750,000	2,836,764
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2036	3,940,000	4,448,017
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,850,000	2,060,160
TOTAL WATER & SEWER		18,759,331
TOTAL MICHIGAN		53,471,028
Minnesota - 0.8%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	40,000	41,202
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	85,000	82,975
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2027 (c)	1,125,000	1,147,986
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2028 (c)	1,400,000	1,442,773
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2029 (c)	2,000,000	2,075,634
TOTAL EDUCATION		4,790,570
General Obligations - 0.5%
Hennepin Cnty Minn Gen. Oblig. Series 2024 A, 5% 12/1/2038	3,060,000	3,412,195
Minnesota St Gen. Oblig. Series 2023A, 5% 8/1/2040	4,000,000	4,366,439
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2046 (Minnesota St Guaranteed) (g)	2,200,000	904,970
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2047 (Minnesota St Guaranteed) (g)	3,400,000	1,317,880
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,785,000	2,366,552
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,000,000	831,768
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2039 (Minnesota St Guaranteed) (g)	2,145,000	1,229,629
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2045 (Minnesota St Guaranteed) (g)	2,000,000	789,884
TOTAL GENERAL OBLIGATIONS		15,219,317
Housing - 0.2%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	1,057,877	847,202
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	5,135,000	5,455,488
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	265,000	281,495
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	335,000	362,487
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2021 D, 2.05% 12/1/2051	1,482,899	1,209,697
TOTAL HOUSING		8,156,369
TOTAL MINNESOTA		28,166,256
Mississippi - 0.1%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	1,410,000	1,197,552
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2043	1,000,000	1,088,391
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2020 B, 1.9% 12/1/2035	1,650,000	1,345,831
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2027	210,000	215,560
Mississippi Home Corp Single Family Mtg Rev Series 2020 A, 2.25% 12/1/2035	1,400,000	1,142,452
TOTAL HOUSING		2,703,843
TOTAL MISSISSIPPI		4,989,786
Missouri - 0.2%
Health Care - 0.0%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2046	650,000	605,859
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	35,000	35,630
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	80,000	81,358
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	155,000	156,846
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	50,000	50,004
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	50,000	50,007
TOTAL HEALTH CARE		979,704
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	25,000	25,162
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	470,000	463,036
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	280,000	277,353
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	800,000	891,892
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	2,475,000	2,495,150
TOTAL HOUSING		4,152,593
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (c)	2,515,000	2,275,702
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (c)	145,000	148,845
TOTAL TRANSPORTATION		2,424,547
TOTAL MISSOURI		7,556,844
Montana - 0.1%
General Obligations - 0.0%
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2046	335,000	249,072
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,510,000	1,759,454
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	680,000	720,971
TOTAL HEALTH CARE		2,480,425
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 6% 6/1/2053	1,805,000	1,911,371
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,189
TOTAL HOUSING		1,931,560
TOTAL MONTANA		4,661,057
Nebraska - 0.5%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	50,000	50,221
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	35,000	35,535
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	440,000	304,335
TOTAL EDUCATION		390,091
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	125,000	125,140
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (c)	35,000	35,462
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (c)	45,000	45,594
TOTAL ESCROWED/PRE-REFUNDED		81,056
General Obligations - 0.5%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	5,025,000	5,314,803
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,215,000	10,813,071
TOTAL GENERAL OBLIGATIONS		16,127,874
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	35,000	35,066
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	30,000	29,978
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	775,000	774,739
TOTAL HOUSING		839,783
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (c)	40,000	40,573
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (c)	30,000	30,395
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (c)	40,000	40,510
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (c)	20,000	20,245
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (c)	20,000	20,220
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (c)	55,000	55,532
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (c)	15,000	15,134
TOTAL TRANSPORTATION		222,609
TOTAL NEBRASKA		17,786,553
Nevada - 0.3%
General Obligations - 0.3%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	4,790,000	3,994,671
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	4,280,000	3,466,198
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2043	2,850,000	2,407,958
TOTAL GENERAL OBLIGATIONS		9,868,827
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,635,000	1,603,419
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	30,000	30,170
TOTAL HOUSING		1,633,589
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	570,000	573,428
TOTAL NEVADA		12,075,844
New Hampshire - 0.3%
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	780,000	559,559
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2026	190,000	191,435
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	60,000	62,328
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	55,000	57,031
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	50,000	51,792
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	175,000	180,793
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	270,000	278,517
TOTAL HEALTH CARE		1,381,455
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	399,256	400,236
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	3,467,704	3,319,508
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	2,313,542	2,279,206
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	415,000	414,999
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,335,000	1,337,618
TOTAL HOUSING		7,751,567
TOTAL NEW HAMPSHIRE		9,133,022
New Jersey - 5.0%
Education - 0.7%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	55,000	55,238
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	130,000	130,522
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	65,000	65,222
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	65,000	65,211
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (c)	1,970,000	1,996,557
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	305,000	309,112
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	750,000	773,311
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (c)	1,000,000	1,038,058
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (c)	2,100,000	2,128,310
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (c)	165,000	170,128
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (c)	295,000	308,681
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (c)	205,000	207,764
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (c)	2,375,000	2,536,952
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (c)	7,590,000	8,107,566
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	105,000	105,296
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	120,000	120,327
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	600,000	677,430
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	500,000	568,851
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	450,000	514,787
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	965,000	1,094,134
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,375,000	1,548,212
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,566,373
TOTAL EDUCATION		24,088,042
Electric Utilities - 0.2%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	6,160,000	6,181,923
General Obligations - 2.5%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	335,000	344,640
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,015,000	959,446
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	850,000	786,284
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	4,215,000	3,790,268
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	665,000	711,956
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	745,000	783,591
New Jersey St Gen. Oblig. 2% 6/1/2036	525,000	425,635
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	690,000	656,603
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (g)	9,800,000	9,031,369
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (g)	2,420,000	2,076,767
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (g)	1,650,000	1,267,083
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (g)	5,000,000	3,311,401
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (g)	3,000,000	1,986,840
New Jersey Trans Trust Fund Auth 4% 6/15/2034	170,000	175,052
New Jersey Trans Trust Fund Auth 4% 6/15/2036	280,000	283,674
New Jersey Trans Trust Fund Auth 4% 6/15/2045	2,510,000	2,360,566
New Jersey Trans Trust Fund Auth 4% 6/15/2050	3,210,000	2,895,139
New Jersey Trans Trust Fund Auth 5% 6/15/2032	360,000	395,508
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,280,000	1,399,126
New Jersey Trans Trust Fund Auth 5% 6/15/2038	315,000	333,412
New Jersey Trans Trust Fund Auth 5% 6/15/2042	5,500,000	5,924,318
New Jersey Trans Trust Fund Auth 5% 6/15/2045	1,670,000	1,759,686
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	25,000,000	26,073,608
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	3,365,000	3,524,854
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	7,095,000	7,368,025
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	115,000	120,427
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,265,000	1,328,476
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	220,000	217,994
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	945,000	931,662
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,750,000	1,623,187
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,205,000	1,086,804
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	295,000	316,012
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,625,000	1,769,268
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	380,000	421,547
TOTAL GENERAL OBLIGATIONS		86,440,228
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	100,000	77,089
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)	97,395	68,194
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	590,000	527,825
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,610,000	1,347,567
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	20,000	20,104
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	50,000	50,246
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	40,000	40,229
TOTAL HEALTH CARE		2,131,254
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2027 (c)	1,795,000	1,835,010
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2026 (c)	1,675,000	1,677,550
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2027 (c)	1,765,000	1,793,690
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2028 (c)	1,835,000	1,884,114
TOTAL HOUSING		7,190,364
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	3,225,000	3,210,460
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,430,000	5,196,213
TOTAL TOBACCO BONDS		8,406,673
Transportation - 1.2%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	135,000	135,602
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	115,000	115,508
New Jersey Turnpike Authority 5% 1/1/2028	145,000	148,855
New Jersey Turnpike Authority 5% 1/1/2030	8,725,000	9,438,432
New Jersey Turnpike Authority 5% 1/1/2031 (j)	2,050,000	2,192,390
New Jersey Turnpike Authority 5% 1/1/2046	7,000,000	7,336,956
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,915,000	2,063,957
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,015,000	2,162,970
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	2,685,000	2,868,281
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	2,395,000	2,540,547
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034	1,075,000	1,217,692
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	8,870,000	9,403,971
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2039	750,000	799,430
TOTAL TRANSPORTATION		40,424,591
TOTAL NEW JERSEY		174,863,075
New Jersey,New York - 0.6%
Transportation - 0.6%
Port Auth NY & NJ 5% 1/15/2042	1,295,000	1,424,282
Port Auth NY & NJ 5% 1/15/2043	2,750,000	2,997,938
Port Auth NY & NJ 5% 1/15/2047 (c)	10,480,000	10,594,965
Port Auth NY & NJ 5% 10/15/2032 (c)	3,135,000	3,458,071
Port Auth NY & NJ Series 227, 2% 10/1/2034 (c)	2,390,000	1,969,427
TOTAL NEW JERSEY,NEW YORK		20,444,683
New Mexico - 0.6%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (c)	945,000	952,055
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (c)	445,000	453,060
TOTAL EDUCATION		1,405,115
General Obligations - 0.2%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	8,235,000	8,681,606
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	20,000	20,301
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	30,000	27,362
TOTAL HEALTH CARE		47,663
Housing - 0.4%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2023 D, 6.5% 9/1/2054	6,545,000	7,189,557
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	45,000	45,027
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	900,000	965,353
New Mexico Mtg Fin Auth Series 2026A, 4.6% 9/1/2046	750,000	742,844
New Mexico Mtg Fin Auth Series 2026A, 4.75% 9/1/2051	1,345,000	1,332,993
New Mexico Mtg Fin Auth Series 2026A, 4.8% 9/1/2056	1,040,000	1,031,530
TOTAL HOUSING		11,307,304
TOTAL NEW MEXICO		21,441,688
New York - 10.9%
Education - 0.2%
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	65,000	65,278
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	65,000	65,208
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2038	140,000	138,952
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2040	235,000	229,204
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2039	145,000	152,718
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2041	260,000	271,392
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	3,730,000	2,951,717
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	120,000	123,615
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,455,000	1,463,017
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	880,000	842,107
Schenectady County Capital Resource Corp (Union College, NY Proj.) 5% 1/1/2040	785,000	789,042
TOTAL EDUCATION		7,092,250
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	630,000	625,662
General Obligations - 1.2%
City of New York NY Gen. Oblig. 5% 8/1/2042	3,550,000	3,801,762
City of New York NY Gen. Oblig. 5.25% 2/1/2048 (j)	1,240,000	1,306,439
City of New York NY Gen. Oblig. 5.25% 2/1/2049 (j)	6,500,000	6,830,709
City of New York NY Gen. Oblig. 5.25% 2/1/2050 (j)	4,250,000	4,453,790
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	295,000	297,369
City of New York NY Gen. Oblig. Series E, 5% 8/1/2028	220,000	221,622
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2045	3,970,000	4,226,094
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	1,415,000	1,584,530
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	3,770,000	3,956,632
City of New York NY Series FISCAL 2025 E, 5% 8/1/2041	5,435,000	5,859,549
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	6,795,000	6,936,941
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	760,000	774,587
TOTAL GENERAL OBLIGATIONS		40,250,024
Health Care - 0.0%
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	260,000	206,636
Housing - 0.5%
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	685,000	666,425
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	6,565,000	6,567,361
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,335,000	1,335,532
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	4,100,000	4,101,538
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	2,045,000	2,045,672
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	2,280,000	2,282,363
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	650,000	484,475
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	1,635,000	1,659,003
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	30,000	29,907
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 226, 1.8% 4/1/2028 (c)	1,000,000	955,987
TOTAL HOUSING		20,128,263
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	1,300,000	1,279,552
Other - 0.1%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2038	1,400,000	1,573,091
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	1,000,000	1,106,223
TOTAL OTHER		2,679,314
Special Tax - 5.8%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,065,000	5,584,448
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2043	1,190,000	1,275,019
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2044	10,195,000	10,837,321
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2045	2,710,000	2,856,343
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2033	9,280,000	10,453,037
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2030	7,000,000	7,674,773
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2032	5,005,000	5,594,898
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	2,455,000	2,596,361
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	2,280,000	2,388,854
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047	16,790,000	17,467,163
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	3,475,000	3,576,200
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	2,455,000	2,572,181
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048	14,140,000	15,276,016
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2050	2,565,000	2,752,668
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	585,000	596,320
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	7,100,000	7,839,409
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	2,360,000	2,689,032
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	2,505,000	2,802,574
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	675,000	485,948
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2038	585,000	611,273
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	4,140,000	3,031,024
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2039	9,000,000	9,006,027
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	295,000	312,752
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	6,845,000	7,632,456
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2039	4,000,000	4,423,408
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2040	2,125,000	2,333,929
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2041	2,000,000	2,185,386
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2042	3,125,000	3,395,700
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2047	10,160,000	10,615,739
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	7,910,000	5,724,703
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2048	8,915,000	6,581,461
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	955,000	691,162
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	12,000,000	12,863,249
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2025 A, 5% 3/15/2042	20,000,000	21,848,290
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	732,779
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,315,000	1,386,292
TOTAL SPECIAL TAX		198,694,195
Transportation - 2.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	3,440,000	3,129,157
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (g)	7,995,000	7,149,211
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,120,000	2,209,046
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2033	22,875,000	25,919,192
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	2,915,000	3,011,275
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2037	925,000	1,057,474
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2038	2,900,000	3,282,582
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2039	1,750,000	1,968,966
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2044	1,600,000	1,720,826
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2045	1,500,000	1,599,048
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2046	2,500,000	2,637,559
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2047	3,605,000	3,768,671
New York St Twy Auth Gen Rev Series 2026A, 5.25% 1/1/2056	3,250,000	3,375,760
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2032 (c)	2,200,000	2,248,916
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (c)	1,705,000	1,729,023
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	415,000	448,570
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	640,000	687,367
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	700,000	747,558
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	350,000	371,603
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	240,000	253,276
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	635,000	666,435
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (c)	1,550,000	1,618,480
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (c)	1,185,000	1,231,611
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (c)	1,000,000	1,034,486
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (c)	910,000	939,901
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (c)	455,000	467,761
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	1,630,000	1,641,302
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (c)	215,000	215,075
TOTAL TRANSPORTATION		75,130,131
Water & Sewer - 0.9%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	3,785,000	3,974,620
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5.25% 6/15/2047	10,515,000	11,119,268
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	15,150,000	16,222,417
TOTAL WATER & SEWER		31,316,305
TOTAL NEW YORK		377,402,332
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (b)	10,400,000	10,798,991
North Carolina - 0.9%
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	565,000	454,267
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	875,000	874,450
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5.5% 9/1/2044	1,380,000	1,429,907
Unc Health Nash Series 2025, 5.75% 2/1/2050	1,350,000	1,436,435
TOTAL HEALTH CARE		4,195,059
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	4,080,000	4,033,501
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	750,000	809,343
TOTAL HOUSING		4,842,844
Transportation - 0.7%
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2042 (c)	1,855,000	2,008,998
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2043 (c)	1,955,000	2,107,056
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2044 (c)	1,255,000	1,340,913
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	80,000	82,212
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	75,000	76,844
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	180,000	183,500
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (c)	5,000	5,025
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (c)	10,000	10,251
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (c)	10,000	10,258
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (c)	10,000	10,240
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (c)	15,000	15,346
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (c)	25,000	25,552
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (c)	25,000	25,529
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (c)	25,000	25,500
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (c)	30,000	30,567
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (c)	20,000	20,355
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (c)	15,000	15,244
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (c)	20,000	20,300
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (c)	60,000	60,459
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	75,000	75,632
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2054 (Assured Guaranty Inc Insured)	16,075,000	16,096,097
TOTAL TRANSPORTATION		22,245,878
Water & Sewer - 0.0%
Charlotte NC Wtr & Swr Sys Rev Series 2020, 2% 7/1/2041	500,000	364,339
TOTAL NORTH CAROLINA		31,648,120
North Dakota - 0.2%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	1,345,000	911,965
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2035	530,000	510,377
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2036	545,000	519,769
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2037	405,000	382,542
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	365,000	340,818
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2033	550,000	572,720
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2034	660,000	685,585
TOTAL HEALTH CARE		3,011,811
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	140,000	137,924
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	650,000	673,240
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2019 C, 3.2% 7/1/2039	2,765,000	2,461,608
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	475,000	464,879
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	265,000	286,777
TOTAL HOUSING		4,024,428
TOTAL NORTH DAKOTA		7,948,204
Ohio - 2.5%
Education - 0.8%
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2036	1,160,000	1,216,321
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2037	495,000	514,425
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2043	1,710,000	1,717,584
Ohio St Univ Gen Rcpts Series 2023C, 5.25% 12/1/2046	10,000,000	10,607,026
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2050 (Build America Mutual Assurance Co Insured)	9,040,000	9,191,945
TOTAL EDUCATION		23,247,301
Electric Utilities - 0.2%
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	3,195,000	3,396,397
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,275,000	1,374,206
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,055,000	1,152,225
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,400,000	1,547,984
TOTAL ELECTRIC UTILITIES		7,470,812
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	715,000	726,655
General Obligations - 0.4%
Columbus OH City Sch Dist 5% 12/1/2029	105,000	105,418
Dublin OH City Sch Dist Series 2022, 3% 12/1/2042	1,115,000	927,946
Firelands Ohio Loc Sch Dist Series 2019 A, 3% 11/1/2047	1,235,000	916,151
State of Ohio Gen. Oblig. 5% 3/1/2042	8,000,000	8,746,167
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	260,000	277,828
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	355,000	386,045
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	475,000	506,721
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	395,000	428,929
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	595,000	636,294
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	595,000	647,462
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	195,000	208,371
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	240,000	260,988
TOTAL GENERAL OBLIGATIONS		14,048,320
Health Care - 0.3%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	1,175,000	1,121,428
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	100,000	100,756
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2043	2,810,000	2,928,133
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2055	3,000,000	3,031,740
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	645,000	597,928
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2030	410,000	438,822
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	635,000	631,509
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	110,000	110,109
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	260,000	269,019
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	270,000	282,010
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	290,000	305,317
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	310,000	328,798
TOTAL HEALTH CARE		10,145,569
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	15,000	15,169
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	725,000	792,376
TOTAL HOUSING		807,545
Special Tax - 0.0%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	325,000	328,515
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	12,205,000	8,530,367
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	260,000	217,676
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	685,000	734,619
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,275,000	2,431,532
TOTAL TOBACCO BONDS		11,914,194
Transportation - 0.5%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (c)	2,235,000	2,427,140
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2043 (c)	9,200,000	9,724,859
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (c)	4,845,000	5,052,076
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2029	585,000	634,062
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2030	530,000	583,751
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (g)	130,000	67,358
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	195,000	211,330
TOTAL TRANSPORTATION		18,700,576
TOTAL OHIO		87,389,487
Oklahoma - 0.2%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	180,000	170,081
General Obligations - 0.2%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2040	850,000	937,150
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2041	925,000	1,010,504
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2042	1,000,000	1,087,284
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2043	1,000,000	1,080,354
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2044	1,215,000	1,301,153
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2045	1,000,000	1,059,330
TOTAL GENERAL OBLIGATIONS		6,475,775
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	135,000	147,875
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	190,000	212,181
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2026A, 4.625% 9/1/2046	1,350,000	1,351,410
TOTAL HOUSING		1,711,466
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	70,000	70,117
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	100,000	100,056
TOTAL SPECIAL TAX		170,173
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (c)	115,000	115,475
TOTAL OKLAHOMA		8,642,970
Oregon - 1.6%
Education - 0.2%
University Oregon Gen Rev Series 2021 A, 3.5% 4/1/2052	10,000,000	7,919,988
General Obligations - 0.7%
Oregon St 5.25% 6/1/2043	1,000,000	1,111,991
Oregon St Gen. Oblig. 5.25% 6/1/2045	2,000,000	2,184,411
Oregon St Gen. Oblig. Series 2022 A, 5% 5/1/2040	3,330,000	3,579,687
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	450,000	466,963
Oregon St Gen. Oblig. Series 2025 A, 5.25% 5/1/2042	1,150,000	1,285,871
Oregon St Gen. Oblig. Series 2025 A, 5.25% 5/1/2044	1,500,000	1,652,439
Oregon St Series 2025 A, 5.25% 5/1/2045	1,700,000	1,855,604
Oregon St Series 2025 C, 5.25% 6/1/2042	1,000,000	1,119,041
Redmond or Gen. Oblig. Series 2025 A, 5.5% 6/1/2052 (c)	3,000,000	3,118,144
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2041 (Oregon St Guaranteed) (g)	4,250,000	2,134,398
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2042 (Oregon St Guaranteed) (g)	4,155,000	1,972,833
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2037 (Oregon St Guaranteed) (g)	5,500,000	3,490,220
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (g)	1,625,000	972,628
TOTAL GENERAL OBLIGATIONS		24,944,230
Health Care - 0.0%
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	340,000	365,017
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	1,380,000	980,494
TOTAL HEALTH CARE		1,345,511
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	440,000	370,693
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	195,000	195,998
TOTAL HOUSING		566,691
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2040	2,000,000	2,204,209
Oregon St Dept Admin Lottery 5% 4/1/2041	1,100,000	1,204,000
TOTAL SPECIAL TAX		3,408,209
Transportation - 0.6%
Port of Portland Arpt Rev 5% 7/1/2041 (c)	1,760,000	1,839,986
Port of Portland Arpt Rev 5% 7/1/2045 (c)	785,000	797,581
Port of Portland Arpt Rev 5% 7/1/2052 (c)	1,480,000	1,482,919
Port of Portland Arpt Rev Series 28, 5% 7/1/2032 (c)	2,560,000	2,798,787
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (c)	4,270,000	4,677,285
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2035 (c)	3,650,000	3,975,092
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2037 (c)	2,910,000	3,128,623
TOTAL TRANSPORTATION		18,700,273
TOTAL OREGON		56,884,902
Pennsylvania - 4.0%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (h)(i)	220,000	55,285
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (h)(i)	335,000	84,186
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (h)(i)	375,000	94,238
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (c)	1,140,000	1,186,301
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	25,000	25,025
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	65,000	65,044
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	65,000	65,566
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	80,000	80,572
TOTAL EDUCATION		1,656,217
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	30,000	31,855
General Obligations - 1.3%
Bethel Park PA Sch Dist Series 2024, 5% 8/1/2050	7,770,000	7,928,466
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2040 (Assured Guaranty Inc Insured)	4,650,000	5,012,810
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	850,000	917,121
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2026	515,000	517,001
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	275,000	287,755
Lancaster PA Sch Dist 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	2,500,000	2,674,835
Lancaster PA Sch Dist 5% 6/1/2043 (Build America Mutual Assurance Co Insured)	1,810,000	1,926,341
Lancaster PA Sch Dist 5% 6/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,114,132
Pennsylvania St Gen. Oblig. 5% 9/1/2031	2,500,000	2,767,884
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	2,795,000	2,804,858
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	4,160,000	4,181,596
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	2,000,000	2,152,289
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2030	1,000,000	1,092,879
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2044	1,875,000	2,055,864
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2045	4,740,000	5,154,524
Philadelphia PA Sch Dist 4% 9/1/2035	385,000	390,064
Philadelphia PA Sch Dist 5% 9/1/2027	490,000	494,615
Philadelphia PA Sch Dist 5% 9/1/2028	710,000	716,888
Philadelphia PA Sch Dist 5% 9/1/2028	410,000	413,977
Philadelphia PA Sch Dist 5% 9/1/2030	400,000	425,800
Philadelphia PA Sch Dist 5% 9/1/2031	320,000	339,890
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	185,000	195,346
Philadelphia PA Sch Dist 5% 9/1/2037	55,000	56,948
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	130,000	133,254
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	345,000	348,231
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	65,000	65,114
TOTAL GENERAL OBLIGATIONS		45,168,482
Health Care - 0.4%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	55,000	55,186
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	60,000	60,198
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	125,000	119,962
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	130,000	122,085
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	255,000	233,099
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	65,000	65,154
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	105,000	105,971
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	80,000	80,874
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	85,000	85,877
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	110,000	110,988
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	75,000	75,575
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	80,000	80,411
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	85,000	85,083
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	255,000	251,848
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	1,890,000	1,906,682
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2033	1,615,000	1,768,750
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2034	1,265,000	1,390,221
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	6,500,000	5,475,965
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	50,000	50,227
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	50,000	50,237
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	50,000	50,256
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	75,000	73,978
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	130,000	127,343
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	415,000	378,944
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	205,000	176,569
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	25,000	24,661
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	230,000	221,399
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	40,000	40,169
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	645,000	544,127
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	555,000	576,203
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	140,000	133,057
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	335,000	293,450
TOTAL HEALTH CARE		14,814,549
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	710,000	738,299
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027 (c)	395,000	403,619
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	30,000	29,976
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	985,000	1,007,576
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 5% 10/1/2050	2,425,000	2,436,484
TOTAL HOUSING		4,615,954
Transportation - 1.9%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Inc Insured) (c)	4,145,000	3,730,036
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (c)	3,940,000	4,201,127
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (c)	4,640,000	4,929,072
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (c)	1,655,000	1,638,782
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2028 (Assured Guaranty Inc Insured) (c)	1,000,000	1,032,728
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2038 (Assured Guaranty Inc Insured) (c)	1,000,000	1,082,438
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2039 (Assured Guaranty Inc Insured) (c)	1,400,000	1,507,704
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Inc Insured) (c)	1,600,000	1,715,097
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2041 (Assured Guaranty Inc Insured) (c)	1,000,000	1,083,876
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2042 (Assured Guaranty Inc Insured) (c)	1,000,000	1,078,773
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2043 (Assured Guaranty Inc Insured) (c)	1,500,000	1,610,328
Pennsylvania Turnpike Commission 5% 12/1/2027	220,000	228,334
Pennsylvania Turnpike Commission 5% 12/1/2028	215,000	228,421
Pennsylvania Turnpike Commission 5% 12/1/2044	4,500,000	4,830,986
Pennsylvania Turnpike Commission 5% 12/1/2047	1,635,000	1,713,350
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	1,650,000	1,791,218
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2036	620,000	684,085
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2038	2,500,000	2,717,894
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2039	3,000,000	3,252,484
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2040	2,375,000	2,559,441
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	2,710,000	3,005,572
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	150,000	150,762
Philadelphia PA Airport Rev 5% 7/1/2026	50,000	50,301
Philadelphia PA Airport Rev 5% 7/1/2027 (c)	125,000	128,133
Philadelphia PA Airport Rev 5% 7/1/2027	40,000	41,186
Philadelphia PA Airport Rev 5% 7/1/2028 (c)	150,000	153,772
Philadelphia PA Airport Rev 5% 7/1/2029 (c)	115,000	117,743
Philadelphia PA Airport Rev 5% 7/1/2032 (c)	805,000	821,152
Philadelphia PA Airport Rev 5% 7/1/2034 (c)	205,000	208,647
Philadelphia PA Airport Rev Series 2021, 4% 7/1/2046 (Assured Guaranty Inc Insured) (c)	1,620,000	1,459,263
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	3,765,000	3,784,125
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (c)	5,190,000	5,320,063
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	550,000	574,559
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (c)	1,100,000	1,176,911
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (c)	590,000	628,500
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2051 (c)	1,000,000	1,001,129
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2037 (c)	1,800,000	1,957,719
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2038 (c)	335,000	361,858
TOTAL TRANSPORTATION		62,557,569
Water & Sewer - 0.3%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	50,000	51,368
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	80,000	84,179
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	50,000	52,356
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2049 (Assured Guaranty Inc Insured)	5,450,000	5,755,798
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054 (Assured Guaranty Inc Insured)	4,000,000	4,167,361
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	200,000	209,065
TOTAL WATER & SEWER		10,320,127
TOTAL PENNSYLVANIA		139,164,753
Puerto Rico - 0.6%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	8,240,022	5,980,053
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,927,686	1,924,154
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	695,000	684,752
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	850,000	820,697
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,000,434	1,056,318
TOTAL GENERAL OBLIGATIONS		10,465,974
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (g)	8,088,000	6,722,723
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2046 (g)	4,500,000	1,576,734
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 5% 7/1/2058	10,000	9,506
TOTAL SPECIAL TAX		8,308,963
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (d)	400,000	417,986
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	945,000	973,709
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (d)	1,125,000	1,062,978
TOTAL WATER & SEWER		2,454,673
TOTAL PUERTO RICO		21,229,610
Rhode Island - 0.6%
Education - 0.6%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2040	1,000,000	1,063,775
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	2,550,000	2,631,785
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	3,005,000	3,039,423
Rhode Island St Student Ln 3.5% 12/1/2034 (c)	70,000	68,695
Rhode Island St Student Ln 5% 12/1/2028 (c)	500,000	521,885
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2028 (c)	2,940,000	3,056,470
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2029 (c)	4,380,000	4,597,138
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (c)	1,605,000	1,693,970
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2029 (c)	1,825,000	1,915,474
TOTAL EDUCATION		18,588,615
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	420,000	420,415
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	365,000	364,131
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	330,000	326,878
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (c)	500,000	489,741
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	35,000	35,172
TOTAL HOUSING		1,215,922
TOTAL RHODE ISLAND		20,224,952
South Carolina - 0.9%
Electric Utilities - 0.7%
South Carolina St Svc Auth Rev 5% 12/1/2029	105,000	105,381
South Carolina St Svc Auth Rev 5% 12/1/2041	2,250,000	2,431,278
South Carolina St Svc Auth Rev 5% 12/1/2042	1,750,000	1,879,455
South Carolina St Svc Auth Rev 5% 12/1/2043	1,750,000	1,867,589
South Carolina St Svc Auth Rev 5% 12/1/2044	2,000,000	2,117,461
South Carolina St Svc Auth Rev 5% 12/1/2045	3,000,000	3,149,117
South Carolina St Svc Auth Rev 5% 12/1/2046	2,750,000	2,863,415
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,060,000	1,113,155
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,465,000	1,547,839
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	365,000	346,933
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	3,360,000	3,646,723
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	540,000	561,272
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	3,995,000	4,144,713
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	55,000	55,735
TOTAL ELECTRIC UTILITIES		25,830,066
Escrowed/Pre-Refunded - 0.0%
South Carolina St Svc Auth Rev 5% 12/1/2029	45,000	45,183
General Obligations - 0.1%
Lexington County School District No 1/SC Series 2019 B, 3% 2/1/2036	4,345,000	3,993,038
Health Care - 0.1%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.25% 11/15/2039	850,000	870,161
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	365,000	381,306
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	660,000	573,875
TOTAL HEALTH CARE		1,825,342
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	50,000	50,415
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	450,000	491,622
TOTAL HOUSING		542,037
TOTAL SOUTH CAROLINA		32,235,666
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	15,000	15,083
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	15,000	15,424
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	30,000	30,814
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	35,000	35,883
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	730,000	580,692
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	3,230,000	3,512,249
TOTAL HEALTH CARE		4,190,145
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	395,000	426,041
TOTAL SOUTH DAKOTA		4,616,186
Tennessee - 3.0%
Education - 0.1%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	4,700,000	4,310,235
Electric Utilities - 0.3%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2028	1,000,000	1,050,155
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2040	1,750,000	1,918,474
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,585,000	1,696,020
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2031	4,365,000	4,828,567
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2033	1,755,000	1,987,468
TOTAL ELECTRIC UTILITIES		11,480,684
General Obligations - 1.0%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	17,400,000	18,423,705
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	14,220,000	15,173,698
TOTAL GENERAL OBLIGATIONS		33,597,403
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	610,000	554,415
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	560,000	568,089
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	1,600,000	1,699,755
TOTAL HEALTH CARE		2,822,259
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	405,000	399,872
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	195,000	192,011
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	140,000	117,034
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	165,000	130,691
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	375,000	322,896
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	1,165,000	1,299,828
TOTAL HOUSING		2,462,332
Transportation - 1.4%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (c)	235,000	239,165
Metro Nashville Arpt Auth Rev 5% 7/1/2052 (c)	3,250,000	3,252,950
Metro Nashville Arpt Auth Rev 5.5% 7/1/2039 (c)	2,000,000	2,180,286
Metro Nashville Arpt Auth Rev 5.5% 7/1/2040 (c)	2,000,000	2,170,956
Metro Nashville Arpt Auth Rev 5.5% 7/1/2042 (c)	3,500,000	3,769,760
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (c)	965,000	1,002,475
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	125,000	123,886
Metro Nashville Arpt Auth Rev Series 2026 B, 5.25% 7/1/2051 (c)	35,000,000	36,009,940
TOTAL TRANSPORTATION		48,749,418
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2% 6/1/2039	1,145,000	853,581
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2047	2,510,000	1,537,107
TOTAL WATER & SEWER		2,390,688
TOTAL TENNESSEE		105,813,019
Texas - 9.0%
Education - 0.3%
Board of Regents of the University of Texas System Series 2020 C, 5% 8/15/2031	880,000	975,642
Board of Regents of the University of Texas System Series 2026A, 5% 8/15/2043	5,400,000	5,911,421
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	35,000	35,047
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	20,000	20,611
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	65,000	66,519
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	50,000	51,072
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	1,785,000	1,933,754
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	150,000	150,093
University North Tex Univ Rev 5% 4/15/2030	1,050,000	1,139,246
University North Tex Univ Rev 5% 4/15/2032	1,515,000	1,688,252
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	105,000	107,065
TOTAL EDUCATION		12,078,722
Electric Utilities - 1.4%
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2051 (Assured Guaranty Inc Insured)	1,750,000	1,791,893
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2056 (Assured Guaranty Inc Insured)	3,000,000	3,056,891
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	370,000	371,072
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2027	440,000	451,614
Lower Colorado River Authority Series 2019, 3.875% 5/15/2049	5,000,000	4,252,540
New Braunfels TX Util Rev Series 2020, 3% 7/1/2045	1,000,000	756,725
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	1,795,000	1,874,209
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	2,010,000	2,067,949
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	11,710,000	12,226,734
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	3,500,000	3,591,417
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)	2,590,000	2,553,154
San Antonio TX Elec & Gas Rev Series 2026A, 5% 2/1/2040	11,000,000	12,170,568
TOTAL ELECTRIC UTILITIES		45,164,766
General Obligations - 4.4%
Aldine TX Indpt Sch Dist Series 2024A, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,810,000	3,103,183
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,500,000	1,264,716
Birdville TX Indpt Sch Dist 2.375% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,785,000	1,548,587
Caddo Mills TX Indpt Sch Dist 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	500,000	388,562
Calvert Independent School District 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	735,000	631,654
Chambers Cnty TX Gen. Oblig. Series 2021, 2.5% 3/1/2051	2,500,000	1,530,365
City of Coppell TX Gen. Oblig. Series 2020, 1.5% 2/1/2036	1,485,000	1,139,517
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	1,460,000	1,133,447
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,925,000	1,777,258
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,715,000	1,913,606
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,050,000	3,379,300
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,491,964
Conroe TX Isd Series 2026, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	3,285,792
Conroe TX Isd Series 2026, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,480,000	1,600,374
Conroe TX Isd Series 2026, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	6,250,000	6,671,024
Conroe TX Isd Series 2026, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	2,665,000	2,827,110
Corpus Christi TX Gen. Oblig. 5% 3/1/2039	2,110,000	2,255,915
Corpus Christi TX Gen. Oblig. 5% 3/1/2040	2,215,000	2,356,621
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	2,710,000	2,886,336
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	3,435,000	3,720,539
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	1,445,000	1,588,424
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	2,855,000	3,177,105
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	1,445,000	1,621,089
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,545,000	2,761,797
Dallas TX ISD 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,483,057
Dallas TX ISD 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	3,500,000	3,725,335
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2040	1,125,000	963,040
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2040	1,125,000	1,230,247
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2041	1,255,000	1,366,594
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2043	1,625,000	1,750,624
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,530,000	1,177,742
Denton TX Gen. Oblig. Series 2023, 5% 2/15/2041	2,185,000	2,330,490
El Paso Independent School District Series 2020, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	380,000	383,326
El Paso Tex Gen. Oblig. Series 2020 A, 4% 8/15/2045	1,500,000	1,392,078
Forney TX Indpt Sch Dis Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	7,620,000	6,080,578
Fort Bend Cnty Mud 162 Gen. Oblig. Series 2020, 2.25% 9/1/2043 (Build America Mutual Assurance Co Insured)	650,000	435,035
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2036 (Assured Guaranty Inc Insured)	270,000	217,393
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2037 (Assured Guaranty Inc Insured)	380,000	296,818
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	495,000	490,138
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	380,000	350,119
Haltom City Tex Gen. Oblig. Series 2021, 2.5% 2/1/2039 (Build America Mutual Assurance Co Insured)	1,255,000	1,016,318
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2028	500,000	527,234
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2029	500,000	536,319
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	255,000	237,077
Harris Cnty TX Mun Util Dist No 495 Gen. Oblig. Series 2019, 3% 9/1/2047 (Assured Guaranty Inc Insured)	630,000	452,908
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2045 (Build America Mutual Assurance Co Insured)	250,000	190,994
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2046 (Build America Mutual Assurance Co Insured)	255,000	190,332
Hays County Tex Gen. Oblig. Series 2019, 4% 2/15/2044	2,000,000	1,879,732
Horizon City Tex Gen. Oblig. Series 2019, 4% 8/15/2043 (Assured Guaranty Inc Insured)	805,000	765,169
Houston TX Gen. Oblig. 5.25% 3/1/2049	10,570,000	11,099,647
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2034	3,000,000	3,321,440
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2035	275,000	302,775
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2036	1,000,000	1,094,343
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	900,000	978,706
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2038	1,450,000	1,568,300
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2039	2,000,000	2,182,363
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	1,800,000	1,954,585
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2041	1,000,000	1,081,857
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2042	2,750,000	2,964,311
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	3,350,000	3,593,724
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,170,000	1,245,223
Leander Independent School District Series 2025 A, 0% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed) (g)	700,000	589,124
Leander Independent School District Series 2025 A, 0% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed) (g)	700,000	566,717
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (g)	1,185,000	839,387
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,035,000	2,231,034
Leander Independent School District Series 2025 B, 5% 8/15/2030	1,445,000	1,578,369
Leander Independent School District Series 2025 B, 5% 8/15/2031	2,090,000	2,314,978
Leander Independent School District Series 2025 B, 5% 8/15/2032	2,145,000	2,396,210
Luling Tex Indpt Sch Dist Series 2020, 2.75% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,815,000	1,361,141
Mansfield TX Gen. Oblig. 2.5% 2/15/2038	1,150,000	972,137
Nederland Tex Indpt Sch Dist Series 2019, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	808,828
New Braunfels TX Isd 2.5% 2/1/2035 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,662,950
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,050,000	5,050,447
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	4,285,000	4,313,208
Pasadena TX Indpt Sch Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,790,000	1,549,058
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,400,000	1,095,213
Pharr San Juan Alamo TX Isd Series 2019, 3% 2/1/2040 (Permanent Sch Fund of Texas Guaranteed)	3,530,000	3,082,366
Pilot Point Tex Indpt Sch Dist Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	785,000	663,892
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,010,000	1,014,940
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,000,000	1,104,976
Waco TX Indpt Sch Dist Series 2022, 3% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	871,507
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (g)	250,000	198,422
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (g)	100,000	79,929
TOTAL GENERAL OBLIGATIONS		151,255,089
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	1,825,000	1,923,317
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	70,000	70,082
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2021 A, 3% 10/1/2051	1,000,000	712,631
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	25,000	25,095
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	95,000	95,307
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	50,000	50,134
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	55,000	55,060
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	40,000	41,289
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	100,000	102,824
TOTAL HEALTH CARE		3,075,739
Housing - 0.4%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,035,000	1,039,681
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	1,975,000	2,160,041
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	3,715,000	3,752,333
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	1,019,736	905,391
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	195,000	193,698
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2018 A, 4.25% 9/1/2048	3,195,000	3,050,901
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	115,000	115,974
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	1,665,000	1,821,465
TOTAL HOUSING		13,039,484
Transportation - 1.5%
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (c)	50,000	50,585
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (c)	80,000	80,866
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (c)	60,000	60,584
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (c)	65,000	65,511
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (c)	105,000	105,756
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (c)	70,000	70,462
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (c)	100,000	104,056
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (c)	105,000	109,155
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (c)	75,000	77,804
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (c)	90,000	93,161
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2047 (c)	6,675,000	5,838,431
Dallas Fort Worth International Airport Series 2022B, 5% 11/1/2037	3,000,000	3,259,748
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (c)	7,190,000	7,769,224
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2042 (c)	8,500,000	9,131,756
Dallas Fort Worth International Airport Series 2025 A 1, 5.5% 11/1/2050 (c)	6,000,000	6,300,891
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	585,000	595,977
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (c)	50,000	50,075
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (c)	110,000	110,169
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (c)	165,000	165,255
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (c)	100,000	100,149
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (c)	185,000	185,239
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (c)	50,000	50,594
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (c)	50,000	50,547
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (c)	90,000	90,990
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (c)	65,000	65,691
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (c)	50,000	50,509
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (c)	115,000	116,096
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (c)	130,000	131,176
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (c)	50,000	50,425
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (c)	50,000	50,400
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	7,375,000	5,406,601
North TX Twy Auth Rev 3% 1/1/2046	9,330,000	7,241,279
North TX Twy Auth Rev 5% 1/1/2033	60,000	60,880
North TX Twy Auth Rev 5% 1/1/2034	150,000	169,575
North TX Twy Auth Rev 5% 1/1/2034	75,000	76,049
North TX Twy Auth Rev 5% 1/1/2035	110,000	111,461
North TX Twy Auth Rev 5% 1/1/2037	65,000	65,763
North TX Twy Auth Rev Series 2018, 4% 1/1/2037	625,000	627,331
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,280,000	1,281,923
North TX Twy Auth Rev Series A, 5% 1/1/2035	1,000,000	1,137,480
North TX Twy Auth Rev Series A, 5% 1/1/2039	1,650,000	1,689,945
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	210,000	206,689
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	440,000	413,864
TOTAL TRANSPORTATION		53,470,122
Water & Sewer - 0.9%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	1,000,000	1,087,418
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	1,250,000	1,351,732
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	1,750,000	1,883,393
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	2,000,000	2,143,961
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2041	2,000,000	2,136,429
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	3,000,000	3,190,863
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2049	3,185,000	3,301,053
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	1,000,000	1,068,332
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	3,470,000	3,614,441
Houston TX Util Sys Rev 4% 11/15/2043	1,030,000	977,669
Houston TX Util Sys Rev 5% 11/15/2045	1,030,000	1,069,117
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	625,000	635,818
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	2,330,000	2,600,220
Texas Wtr Dev Brd 3% 10/15/2038	1,000,000	895,491
Texas Wtr Dev Brd Series 2022, 4.45% 10/15/2036	3,000,000	3,168,514
Tyler Tex Wtr & Swr Sys Rev 3% 9/1/2044	1,545,000	1,199,908
TOTAL WATER & SEWER		30,324,359
TOTAL TEXAS		308,408,281
Utah - 0.6%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	325,803	254,894
Special Tax - 0.3%
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.5% 6/1/2055 (d)	2,375,000	2,340,594
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.75% 6/1/2060 (d)	940,000	946,487
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 2, 0% 6/1/2043 (d)(e)	1,000,000	758,229
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (d)	1,000,000	973,126
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (d)	2,600,000	2,576,472
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (e)	1,204,000	976,429
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	3,223,000	3,324,542
TOTAL SPECIAL TAX		11,895,879
Transportation - 0.3%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	215,000	220,388
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (c)	190,000	194,414
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (c)	140,000	143,122
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (c)	265,000	270,653
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (c)	205,000	208,698
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (c)	205,000	208,233
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (c)	275,000	278,635
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (c)	690,000	698,259
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2042 (c)	1,240,000	1,240,220
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (c)	485,000	501,349
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (c)	815,000	892,816
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2042 (c)	2,500,000	2,672,309
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2043 (c)	2,715,000	2,887,128
TOTAL TRANSPORTATION		10,416,224
TOTAL UTAH		22,566,997
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	230,000	194,176
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	290,000	225,021
Vermont St Stud Assit Corp 5% 6/15/2028 (c)	295,000	302,603
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2027 (c)	295,000	299,679
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2029 (c)	500,000	513,782
TOTAL EDUCATION		1,535,261
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	264,000	258,080
TOTAL VERMONT		1,793,341
Virginia - 0.3%
General Obligations - 0.1%
Arlington Cnty VA Gen. Oblig. Series 2021, 5% 6/15/2028	1,340,000	1,412,006
Blacksburg VA Gen. Oblig. 2% 3/1/2039	605,000	443,602
Culpeper County Economic Development Authority (Culpeper Cnty VA Proj.) 5% 6/1/2041	1,000,000	1,102,325
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2032	45,000	46,470
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	1,235,000	1,354,912
TOTAL GENERAL OBLIGATIONS		4,359,315
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,250,000	1,572,095
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	30,000	29,778
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	75,000	75,284
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	30,000	30,118
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	40,000	40,131
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	110,000	110,340
TOTAL HEALTH CARE		1,857,746
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	740,000	757,443
Transportation - 0.0%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2035 (c)	955,000	948,547
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (c)	720,000	712,187
TOTAL TRANSPORTATION		1,660,734
Water & Sewer - 0.1%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2035	1,345,000	1,121,876
Chesapeake VA Wtr & Swr Sys 2% 7/1/2036	1,370,000	1,110,789
TOTAL WATER & SEWER		2,232,665
TOTAL VIRGINIA		10,867,903
Washington - 3.2%
Education - 0.2%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	1,280,000	927,707
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	865,000	820,775
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	110,000	110,514
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	110,000	110,079
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	1,280,000	984,740
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.625% 7/1/2038 (d)	1,215,000	1,303,665
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.875% 7/1/2043 (d)	1,350,000	1,429,260
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.125% 7/1/2053 (d)	3,000,000	3,137,508
TOTAL EDUCATION		8,824,248
Electric Utilities - 0.6%
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	4,385,000	4,857,789
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	4,000,000	4,431,277
Energy Norwthwest WA Elec Rev 5% 7/1/2041 (Bonneville Power Administration Guaranteed)	6,205,000	6,810,037
Energy Norwthwest WA Elec Rev 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	4,100,000	4,443,336
TOTAL ELECTRIC UTILITIES		20,542,439
General Obligations - 1.0%
City of Olympia WA Gen. Oblig. 2% 12/1/2030	1,265,000	1,179,582
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	180,000	183,244
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2041	3,225,000	3,431,065
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	2,985,000	3,189,919
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2030	12,740,000	13,840,623
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2031	6,630,000	7,304,480
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	3,875,000	4,340,056
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,360,000	1,473,563
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	105,000	105,816
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	850,000	869,162
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	590,000	599,666
TOTAL GENERAL OBLIGATIONS		36,517,176
Health Care - 0.5%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	565,000	558,186
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	1,560,000	1,567,685
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	3,900,000	3,884,833
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	3,590,000	3,553,758
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	3,025,000	2,865,165
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	80,000	81,403
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	95,000	97,590
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	35,000	35,921
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	45,000	46,127
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	55,000	56,303
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	100,000	102,245
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	145,000	148,022
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	35,000	35,675
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	485,000	488,145
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	2,050,000	2,166,374
TOTAL HEALTH CARE		15,687,432
Housing - 0.2%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2026	165,000	165,283
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2028	105,000	106,616
Seattle Wash Hsg Auth Rev Series 2020 A, 3% 6/1/2052	3,325,000	2,397,109
Seattle Wash Hsg Auth Rev Series 2021, 3% 6/1/2046	1,010,000	791,469
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	1,080,000	1,096,146
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	725,000	730,721
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,600,000	1,605,003
TOTAL HOUSING		6,892,347
Special Tax - 0.2%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	1,940,000	1,280,092
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	690,000	550,878
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	4,190,000	4,268,562
TOTAL SPECIAL TAX		6,099,532
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (c)	185,000	171,024
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (c)	2,200,000	2,289,681
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (c)	440,000	446,074
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	640,000	644,516
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	395,000	405,957
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	1,105,000	1,156,012
Port Seattle WA Rev Series B, 5% 10/1/2028 (c)	175,000	175,176
TOTAL TRANSPORTATION		5,288,440
Water & Sewer - 0.3%
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2032	2,020,000	2,265,209
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2034	4,050,000	4,627,383
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2037	1,000,000	1,127,020
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2043	900,000	977,124
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2045	900,000	959,769
TOTAL WATER & SEWER		9,956,505
TOTAL WASHINGTON		109,808,119
West Virginia - 0.9%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	4,550,000	4,623,732
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	1,900,000	1,930,789
TOTAL ELECTRIC UTILITIES		6,554,521
Health Care - 0.7%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	80,000	80,298
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	70,000	70,137
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	725,000	669,781
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	3,440,000	3,683,808
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	14,145,000	14,947,136
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2039	1,125,000	1,204,349
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,030,000	1,094,563
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,030,000	1,088,365
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	1,830,000	1,905,794
TOTAL HEALTH CARE		24,744,231
Transportation - 0.0%
West Virginia Parkways Authority Series 2021, 5% 6/1/2026	295,000	296,166
West Virginia Parkways Authority Series 2021, 5% 6/1/2027	295,000	303,085
West Virginia Parkways Authority Series 2021, 5% 6/1/2028	440,000	461,831
TOTAL TRANSPORTATION		1,061,082
TOTAL WEST VIRGINIA		32,359,834
Wisconsin - 1.4%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (d)	100,000	100,289
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	360,000	373,009
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	780,000	795,148
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	120,000	127,915
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2032	250,000	264,869
TOTAL EDUCATION		1,661,230
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	585,000	608,879
General Obligations - 0.3%
Howard Suamico WI Scd 2% 3/1/2037	585,000	459,557
Madison WI Gen. Oblig. 3% 10/1/2036	1,385,000	1,305,395
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2038	2,475,000	2,723,410
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2042	1,865,000	2,007,222
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2043	2,250,000	2,411,312
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2044	1,975,000	2,101,805
Oshkosh WI Gen. Oblig. Series 2021 A, 2% 6/1/2036	190,000	148,917
TOTAL GENERAL OBLIGATIONS		11,157,618
Health Care - 0.9%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	2,645,000	1,980,731
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	900,000	820,888
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2034	1,750,000	1,843,660
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	155,000	156,918
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	655,000	467,966
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	430,000	434,741
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 3% 1/1/2050	1,290,000	930,818
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	255,000	255,356
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	1,610,000	1,470,307
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	1,000,000	996,614
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	120,000	120,193
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2026	105,000	105,599
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,235,000	1,312,950
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	850,000	903,591
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	6,800,000	4,862,640
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	865,000	756,353
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	450,000	385,819
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2034	3,750,000	4,152,923
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2035	2,000,000	2,216,907
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2038	2,905,000	3,149,341
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	795,000	741,498
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	850,000	876,364
TOTAL HEALTH CARE		28,942,177
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	530,000	530,269
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)	2,850,000	2,148,497
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (d)	625,000	475,000
TOTAL INDUSTRIAL DEVELOPMENT		2,623,497
Transportation - 0.1%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (c)	2,340,000	2,549,444
TOTAL WISCONSIN		48,073,114
TOTAL MUNICIPAL SECURITIES (Cost $3,206,185,419)		3,215,916,678

Money Market Funds - 7.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $271,252,453)	2.60	271,198,213	271,252,453

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,477,437,872)	3,487,169,131
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,215,737)
NET ASSETS - 100.0%	3,481,953,394

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,690,613 or 1.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Zero coupon bond which is issued at a discount.
(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	281,058,208	281,812,660	291,618,415	1,136,036	-	-	271,252,453	271,198,213	7.1%
Total	281,058,208	281,812,660	291,618,415	1,136,036	-	-	271,252,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.